Business Combinations - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Apr. 30, 2025	Jul. 17, 2024	May 10, 2024
Disclosure Of Business Combinations [Line Items]
Net assets	$ 14
Intangible Assets - Customer Contracts and Relationships	26
Intangible Assets - Vendor Relationships	7
Intangible Assets - Brand	2
Deferred tax liabilities on intangible assets	(5)
Total assets acquired	44
Goodwill	52
Total purchase price	(96)
InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Net assets			$ 5
Intangible Assets - Customer Contracts and Relationships			7
Intangible Assets - Brand			2
Deferred tax liabilities on intangible assets			(2)
Total assets acquired			12
Goodwill			12
Total purchase price			(24)
In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Assets		$ 87
Liabilities		(43)
Intangible Assets - Customer Contracts and Relationships		205
Intangible Assets - Brand		18
Deferred tax liabilities on intangible assets		(61)
Goodwill		297
Loan		(118)
Total purchase price		(385)
Loan repayment		118
Total cash outflow		503
Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets	14
Total assets acquired	14
Acquiree Carrying Amount | InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Net assets			5
Total assets acquired			5
Acquiree Carrying Amount | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Assets		87
Liabilities		(43)
Loan		(118)
Total purchase price		(74)
Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships	26
Intangible Assets - Vendor Relationships	7
Intangible Assets - Brand	2
Deferred tax liabilities on intangible assets	(5)
Total assets acquired	$ 30
Fair Value Adjustments | InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships			7
Intangible Assets - Brand			2
Deferred tax liabilities on intangible assets			(2)
Total assets acquired			$ 7
Fair Value Adjustments | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Intangible Assets - Customer Contracts and Relationships		205
Intangible Assets - Brand		18
Deferred tax liabilities on intangible assets		(61)
Total purchase price		$ (162)